Consolidated Balance Sheets - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	SFr 20,484,836	SFr 18,695,040
Other financial assets	17,145	64,930
Trade and other receivables	164,785	68,373
Contract asset	159,636
Prepayments and deferred costs	1,115,374	661,221
Total current assets	21,941,776	19,489,564
Non-current assets
Right-of-use assets	469,989	565,344
Property, plant and equipment	72,111	67,760
Non-current financial assets	57,908	59,144
Total non-current assets	600,008	692,248
Total assets	22,541,784	20,181,812
Current liabilities
Current lease liabilities	287,698	308,611
Payables and accruals	3,847,145	2,491,927
Contract liability		733,668
Deferred income		86,481
Total current liabilities	4,134,843	3,620,687
Non-current liabilities
Non-current lease liabilities	194,316	258,785
Retirement benefits obligations	1,281,525	1,692,537
Total non-current liabilities	1,475,841	1,951,322
Equity
Share capital	49,272,952	32,848,635
Share premium	283,981,361	286,888,354
Treasury shares reserve	(11,703,279)	(6,078,935)
Other reserves	24,437,868	14,657,637
Accumulated deficit	(329,057,802)	(313,705,888)
Total equity	16,931,100	14,609,803
Total liabilities and equity	SFr 22,541,784	SFr 20,181,812